Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Golden Heaven Group Holdings Ltd.
Trading Symbol	GDHG
Document Type	20-F
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001928340
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41675
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 8 Banhouhaichuan RdXiqin Town
Entity Address, Address Line Two	Yanping DistrictNanping City
Entity Address, City or Town	Fujian Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	353001
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 8 Banhouhaichuan RdXiqin Town
Entity Address, Address Line Two	Yanping DistrictNanping City
Entity Address, City or Town	Fujian Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	353001
Contact Personnel Name	Qiong Jin
City Area Code	+86
Local Phone Number	0599 8508022
Contact Personnel Email Address	jq@jsyoule.com
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	41,750,000
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	10,000,000